Subsequent Events	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 6 – Subsequent Events

Merger and Share Exchange Agreement

On August 23, 2012, the Company formed BDH Acquisition Corp (“Purchaser”), a Delaware corporation for the purpose of effecting a future Business Combination with Black Diamond Holdings, LLC, a Colorado limited liability corporation (“Black Diamond”). On August 27, 2012 the Company announced that it had entered into a merger and share exchange agreement (the “Acquisition Agreement”) pursuant to which it will acquire Black Diamond (the “Black Diamond Merger”).

On August 24, 2012, the Company, Purchaser, Black Diamond, all of the Class A members of Black Diamond, certain Preferred Members of Black Diamond and Black Diamond Financial Group, LLC, a Delaware limited liability company and the manager of Black Diamond, entered into the Acquisition Agreement.

Black Diamond is in the business of acquiring controlling and non-controlling interests in and actively managing small and development-stage companies. Black Diamond’s portfolio companies are principally engaged in precious metal exploration and mining, enterprise software systems, internet wine retailing, video gaming, and other technology oriented activities.

The Acquisition Agreement provides in part that each ordinary share of the Company will be converted automatically into one share of preferred stock of Purchaser (“Purchaser Preferred Stock”) and that upon the closing of the transactions contemplated in the Acquisition Agreement, the Company will be merged with and into Purchaser, the separate corporate existence of the Company will cease and Purchaser will continue as the surviving corporation (the “Redomestication”).

In connection with the Redomestication, each warrant to purchase one ordinary share of the Company will be converted into one substantially equivalent warrant (“Purchaser Warrant”) to purchase one share of common stock of Purchaser (“Purchaser Common Stock”); each Subunit of the Company will be converted automatically into one subunit consisting of one share of Purchaser Preferred Stock and one-half of a warrant to purchase Purchaser Common Stock (“Purchaser Subunit”); each Unit of the Company will be converted automatically into one Purchaser Subunit and one-half of a warrant to purchase Purchaser Common Stock (“Purchaser Unit”); and each unit purchase option of the Company will be converted into one substantially equivalent unit purchase option to purchase one Purchaser Unit.

Pursuant to the Acquisition Agreement, Purchaser will acquire 100% of the issued and outstanding Class A Units of Black Diamond and 45.62% of the Preferred Units of Black Diamond in exchange for an aggregate of 67,383,334 shares of the common stock of Purchaser (“Purchaser Common Stock”) and 1,433,333 shares of Purchaser Preferred Stock.

Holders of Purchaser Preferred Stock will have a liquidation preference of $12 per share. Holders of Purchaser Preferred stock will receive dividends on a quarterly basis equal to 90% of Purchaser’s available cash, until such time as they have received $6 per share. Thereafter, holders of Purchaser Preferred Stock will receive 50% of the dividends paid and holders of Purchaser Common Stock will receive 50% of dividends paid. Once the holders of Purchaser Preferred Stock receive $12 per share, all Purchaser Preferred Stock will automatically convert into Purchaser Common Stock at an initial conversion ratio of one for one provided the $12 per share is received within three years, and two for one if the $12 per share is received thereafter.

Prior to consummating any of the transactions contemplated by the Acquisition Agreement, the Redomestication and the Black Diamond Merger, such actions must be approved by a majority of the holders of the Company’s ordinary shares and the Company’s warrant holders must approve an amendment to the Warrant agreements dated February 25, 2011 in order to change the warrants to be Purchaser Warrants. The Company is preparing for a special meeting of the holders of its ordinary shares and Warrants in order to obtain such approvals.

Termination of Share Repurchase Program

On August 27, 2012 the Company announced that it had entered into the Acquisition Agreement and, accordingly, is no longer permitted to make any repurchases of its Subunits under the Repurchase Plan.

Expense Reimbursement Agreement

On August 24, 2012, in connection with the Acquisition Agreement, the Company and Black Diamond entered into an expense reimbursement agreement (“Reimbursement Agreement”). Pursuant to the Reimbursement Agreement, Black Diamond has agreed to (i) assume and pay up to $250,000 of the costs and expenses (including but not limited to reasonable legal fees) of the Company that have accrued up to the date that the Acquisition Agreement was signed (August 24, 2012), and (ii) pay, so long as the Company does not materially breach the representations and warranties it made in the Acquisition Agreement, all of the costs and expenses (including but not limited to reasonable legal fees and expenses related to the merger) incurred by the Company from and after the signing of the Acquisition Agreement.

Furthermore, pursuant to the Reimbursement Agreement, promptly after Black Diamond or one or more of Black Diamond’s subsidiaries or portfolio companies receives an aggregate of $2,500,000 of proceeds from all financing transactions (including, but not limited to, issuing debt or equity securities of Black Diamond, selling assets of and/or receiving amounts in repayment of debt) occurring after August 24, 2012, Black Diamond shall deposit the sum of $250,000 in the bank account of the Company to pay for merger expenses described above.

Through November 9, 2012, no amounts have yet been received by the Company in connection with this Reimbursement Agreement.

Note 7—Subsequent Events

Management evaluates subsequent events that have occurred after the balance sheet date through the date the financial statements were publically available to determine if events or transactions occurring require potential adjustment to or disclosure in the financial statements and has concluded that no subsequent events have occurred that would require recognition in the financial statements or disclosure in the notes to the financial statements.